Equity Method Investments (Details) - USD ($)	9 Months Ended	12 Months Ended
	Sep. 30, 2022	Dec. 31, 2021	Oct. 03, 2021	May 21, 2021	Feb. 17, 2021	Oct. 23, 2020	Oct. 02, 2020
Equity Method Investments (Details) [Line Items]
Cash	$ 410,750	$ 410,000
Equity interest		123,710
Purchased of ownership amount			50.41%
Loss of investment		16,413
Investment impairment		424,632
Equity method investment total		$ 0
Equity Investments [Member]
Equity Method Investments (Details) [Line Items]
Equity investment ownership percentage			29.00%	10.00%	3.30%	3.80%	1.30%